Taxes on Income (Schedule of Cash Paid For Income Taxes, Net Of Refunds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid, Net	$ 861	$ 917	$ 301
Israel [Member] | Israel [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid, Net	250
Foreign [Member] | U.S. Federal [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid, Net	372
Foreign [Member] | New Jersey [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid, Net	84
Foreign [Member] | Virginia [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid, Net	43
Foreign [Member] | Other States [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid, Net	53
Other Foreign [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid, Net	$ 59